Available-for-sale assets and discontinued operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Result With Discontinued Operations [Abstract]
Net sales revenue	R$ 212,238	R$ 830,754	R$ 874,702
Cost of products sold and services provided	(176,957)	(674,619)	(702,696)
Gross profit	35,281	156,135	172,006
Income (expenses)
Selling and distribution	(10,164)	(45,938)	(38,856)
General and administrative	(12,067)	(77,258)	(59,327)
Other income (expenses), net	(1,298)	(608)	(25,029)
Operating profit	11,752	32,331	48,794
Financial results	1,747	8,429	(31,967)
Profit before income tax and social contribution	13,499	40,760	16,827
Current and deferred income tax and social contribution	(4,623)	(13,901)	(10,445)
Result with discontinued operations	R$ 8,876	R$ 26,859	R$ 6,382